Contract balances (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Contract Costs Capitalised	₨ 23,763	₨ 119,312
Contract costs Amortized	₨ 37,084	₨ 304,439